Guarantee deposits (Tables)	12 Months Ended
Dec. 31, 2025
Guarantee Deposits
Schedule of guarantee deposits

	2025		2024
Current asset:
Credit letters deposits	US$	250,824	US$	216,534
Aircraft maintenance deposits paid to lessors (Note 1j)		17,982		7,493
Deposits for rental of flight equipment		6,352		1,164
Other guarantee deposits		2,696		2,020
		277,854		227,211
Non-current asset:
Aircraft maintenance deposits paid to lessors (Note 1j)		296,797		375,263
Deposits for rental of flight equipment		39,786		46,232
Other guarantee deposits		4,329		4,698
		340,912		426,193
	US$	618,766	US$	653,404